Financial Instruments	12 Months Ended
Dec. 31, 2017
Financial Instruments
FINANCIAL INSTRUMENTS

NOTE 11:-	FINANCIAL INSTRUMENTS

a.	Classification of financial assets and financial liabilities:

The financial assets and financial liabilities in the balance sheet are classified by groups of financial instruments pursuant to IAS 39:

	December 31,
	2017	2016
	USD in thousands

Financial assets:

Cash and restricted cash	$9,219	$687

Financial liabilities:

Financial liabilities carried at amortized cost	$1,177	$672

b.	Financial risk factors:

The Company’s activities expose it to various financial risks such as market risks (foreign currency risk and interest risk), credit risk and liquidity risk. The Company’s comprehensive risk management plan focuses on activities that reduce to a minimum any possible adverse effects on the Company’s financial performance.

Risk management is performed by management in accordance with the policies approved by the Company’s board of directors (the “Board”). The Board establishes written principles for the overall risk management activities as well as specific policies with respect to certain exposures to risks such as exchange rate risk, credit risk and the investments of surplus funds.

1.	Market risks:

Foreign currency risk:

The Company is exposed to exchange rate risk resulting from the exposure to different currencies, mainly the U.S. dollar. Exchange rate risk arises from recognized liabilities that are denominated in a foreign currency other than the functional currency.

2.	Credit risks:

All cash and cash equivalents are held in two banks in Israel which are considered financially solid.

3.	Liquidity risk:

The Company monitors the risk of a shortage of funds on a regular basis and acts to raise funds to satisfy its liabilities. As of December 31, 2017, The Company expects to settle all of its financial liabilities in less than one year.

The carrying amounts of cash, accounts receivable, trade payables, and other accounts payable approximate their fair value.